Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation	$ 104	$ 84	$ 206	$ 148
Offsets to LNG terminal costs	$ 0	$ 39	$ 0	$ 163